Acquisition	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Business Acquisition [Line Items]
Acquisition

Note 5. Acquisition

On August 2, 2022, the Company entered into a stock purchase agreement and completed the acquisition of 100% of the outstanding equity of Sector 42 Technologies, Inc. (“Sector 42”) a corporation registered under the laws of the Province of Ontario, and CubeWerx Inc. (“CubeWerx”), a corporation registered under the laws of the Province of Ontario, for a total purchase price of $3.8 million consisting of cash consideration, deferred consideration, and equity consideration in the form of 539,233 MariaDB plc Ordinary Shares as adjusted for the Exchange Ratio. The purchase price is subject to certain customary adjustments (including closing date indebtedness and net working capital adjustments).

The components of the preliminary fair value of consideration transferred are as follows ($ in thousands):

Cash consideration	$1,661
Equity consideration	2,056
Deferred consideration	100
Total fair value of consideration transferred	$3,817

Of the total purchase consideration, $0.1 million of cash was deferred by the Company for potential breaches of representations and warranties. The amount, net of any claims for such indemnifiable matters, is scheduled to be paid in cash to shareholders of CubeWerx and Sector 42 18 months after the acquisition date.

The following table summarizes the preliminary purchase price allocation as of the acquisition date ($ in thousands):

			Preliminary Amounts
	Initial Amounts		Recognized as of the
	Recognized as of the	Measurement Period	Acquisition Date (as
	Acquisition Date	Adjustment	Adjusted)
Cash and cash equivalents	$5	—	$5
Accounts receivable, net	47	—	47
Property, plant and equipment, net	4	—	4
Intangible assets, net	670	—	670
Other assets	103	—	103
Total identifiable assets acquired	$829	—	$829
Accounts payable	40	—	40
Accrued expenses	16	—	16
Deferred tax liability	—	$238	238
Other liabilities	39	—	39
Total identifiable liabilities assumed	$95	$238	$333
Total identifiable net assets	$734	(238)	$496
Goodwill	$3,083	238	$3,321

With this acquisition, the Company acquired the technology of managing and publishing geospatial data via open web services for customer organizations that the Company expects to integrate within future product offerings. The fair values of the assets acquired and liabilities assumed and the related preliminary acquisition accounting are based on management’s estimates and assumptions. Our estimates and assumptions are subject to change during the measurement period, not to exceed one year from the acquisition date. The primary areas of the acquisition accounting that are not yet finalized primarily relate to finalizing the review and valuation of intangible assets, including their appropriate useful lives, acquired income tax assets and liabilities, and identifying any undisclosed assets or liabilities that we may not yet be aware of but meet the requirement to qualify for recognition on the acquisition date. As the initial acquisition accounting is based on our preliminary assessments, actual values may differ (possibly materially) when final information becomes available. We believe that the information gathered to date provides a reasonable basis for estimating the preliminary fair values of assets acquired and liabilities assumed.

The following table summarizes the preliminary valuation of acquired intangible assets and estimated useful lives as of the acquisition date ($ in thousands):

	Estimated remaining
	useful lives (in years)	Fair Value
Customer Relationships	8.0	$130
Developed Technology	5.0	470
Trademarks	3.0	70
Total identifiable intangible assets		$670

Since the acquisition date, the operating results of CubeWerx and Sector 42 were included in the Company’s consolidated financial statements. The acquisition did not have a material impact on the Company’s consolidated financial statements. Accordingly, revenue, net income, and pro forma financial information have not been presented.

Acquisition-related transaction costs associated with the CubeWerx and Sector 42 acquisition were immaterial.

Mariadb Corporation Ab
Business Acquisition [Line Items]
Acquisition

Note 4. Acquisition

On August 2, 2022, the Company entered into a stock purchase agreement and completed the acquisition of 100% of the outstanding equity of Sector 42 Technologies, Inc. (“Sector 42”) a corporation registered under the laws of the Province of Ontario, and CubeWerx Inc. (“CubeWerx”), a corporation registered under the laws of the Province of Ontario, for a total purchase price of $3.8 million consisting of cash consideration of $1.7 million, inclusive of $0.1 million deferred consideration, and equity consideration of $2.0 million (in the form of 2,363,354 common shares of MariaDB). The purchase price is subject to certain customary adjustments (including closing date indebtedness and net working capital adjustments).

The components of the preliminary fair value of consideration transferred are as follows ($ in thousands):

Cash consideration	$1,661
Equity consideration	2,056
Deferred consideration	100
Total fair value of consideration transferred	$3,817

Of the total purchase consideration, $0.1 million of cash was deferred by the Company for potential breaches of representations and warranties. The amount, net of any claims for such indemnifiable matters, is scheduled to be paid in cash to shareholders of CubeWerx and Sector 42 18 months after the acquisition date.

The following table summarizes the preliminary purchase price allocation as of the acquisition date ($ in thousands):

Cash and cash equivalents	$5
Accounts receivable, net	47
Property, plant and equipment, net	4
Intangible assets, net	670
Other assets	103
Total identifiable assets acquired	$829
Accounts payable	40
Accrued expenses	16
Other liabilities	39
Total identifiable liabilities assumed	$95
Total identifiable net assets	$734
Goodwill	$3,083

With this acquisition, the Company has acquired the technology of managing and publishing geospatial data via open web services for customer organizations that the Company expects to integrate within future product offerings. The fair values of the assets acquired and liabilities assumed and the related preliminary acquisition accounting are based on management’s estimates and assumptions. Our estimates and assumptions are subject to change during the measurement period, not to exceed one year from the acquisition date. The primary areas of the acquisition accounting that are not yet finalized primarily relate to finalizing the review and valuation of intangible assets, including their appropriate useful lives, acquired income tax assets and liabilities, and identifying any undisclosed assets or liabilities that we may not yet be aware of but meet the requirement to qualify for recognition on the acquisition date. As the initial acquisition accounting is based on our preliminary assessments, actual values may differ (possibly materially) when final information becomes available. We believe that the information gathered to date provides a reasonable basis for estimating the preliminary fair values of assets acquired and liabilities assumed.

The following table summarizes the preliminary valuation of acquired intangible assets and estimated useful lives as of the acquisition date ($ in thousands):

	Estimated
	remaining
	useful lives	Fair
	(in years)	Value
Customer Relationships	8.0	$130
Developed Technology	5.0	470
Trademarks	3.0	70
Total identifiable intangible assets		$670

Since the acquisition date, the operating results of CubeWerx and Sector 42 were included in the Company’s consolidated financial statements. The acquisition did not have a material impact on the Company’s consolidated financial statements. Accordingly, revenue, net income, and pro forma financial information have not been presented.

Acquisition-related transaction costs associated with the CubeWerx and Sector 42 acquisition were immaterial,